Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt Obligations:
June 30, 2020	$ 93,187
June 30, 2021	105,740
June 30, 2022	759,053
June 30, 2023	55,859
June 30, 2024	72,734
June 30, 2025 and thereafter	111,457
Total	$ 1,198,030	$ 1,216,400